Document And Entity Information	6 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001969401
Document Type	6-K
Document Fiscal Year Focus	2026
Entity File Number	001-41887
Entity Registrant Name	Linkage Global Inc
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30